Stockholders' Deficit	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Stockholders' Deficit

5. Equity Incentive Plans

Our Board of Directors, or Board, and stockholders previously approved the 2002 Equity Incentive Plan, or the 2002 Plan, and the 2010 Equity Incentive Plan, or the 2010 Plan, and collectively with the 2002 Plan, the Prior Plans. The 2002 Plan terminated in March 2012. In September 2013, our stockholders approved the 2013 Omnibus Incentive Plan, or the 2013 Plan. As of September 23, 2013, the effective date of the 2013 Plan, we suspended the 2010 Plan and no additional awards may be granted under the 2010 Plan. Any shares of common stock covered by awards granted under the Prior Plans that terminate after September 23, 2013 by expiration, forfeiture, cancellation or other means without the issuance of such shares, will be added to the 2013 Plan reserve.

As of September 30, 2013, the total number of shares of common stock available for issuance under the 2013 Plan was 3,500,000, which includes the 1,069,985 shares of common stock that were available for issuance under the Prior Plans as of the effective date of the 2013 Plan. Unless our Board provides otherwise, beginning on January 1, 2014, and continuing until the expiration of the 2013 Plan, the total number of shares of common stock available for issuance under the 2013 Plan will automatically increase annually on January 1 by 4% of the total number of issued and outstanding shares of common stock as of December 31 of the immediately preceding year. As of September 30, 2013, no shares of common stock were subject to outstanding awards under the 2013 Plan.

In September 2013, our stockholders approved the 2013 Employee Stock Purchase Plan, or the ESPP, which became effective as of September 23, 2013. We have reserved a total of 250,000 shares of common stock for issuance under the ESPP. Unless our Board provides otherwise, beginning on January 1, 2014, and continuing until the expiration of the ESPP, the total number of shares of common stock available for issuance under the ESPP will automatically increase annually on January 1 by the lesser of (i) 1% of the total number of issued and outstanding shares of common stock as of December 31 of the immediately preceding year, or (ii) 300,000 shares of common stock. As of September 30, 2013, we have not issued any shares of common stock under the ESPP.

The following table summarizes option activity under our stock plans and related information:

		OPTIONS OUTSTANDING
	NUMBER OF SHARES AVAILABLE FOR GRANT	NUMBER OF SHARES	WEIGHTED- AVERAGE EXERCISE PRICE PER SHARE
Balance at December 31, 2012	451,349	2,545,231	$5.17
Options authorized	2,876,226	—	—
Options granted	(547,909)	547,909	$6.87
Options exercised	—	(138,484)	$2.79
Options forfeited	53,246	(53,246)	$6.87
Options expired	667,088	(667,088)	$4.10

Balance at September 30, 2013	3,500,000	2,234,322	$6.00

Options exercisable		1,196,206	$5.34

As of September 30, 2013, options to purchase 2,177,736 shares of common stock were outstanding that are vested and therefore exercisable with a weighted-average exercise price of $5.98 per share and a weighted-average remaining contractual term of 7.5 years. As of September 30, 2013, the weighted-average remaining contractual term for outstanding options that are vested and therefore exercisable was 6.3 years. The aggregate intrinsic value of options outstanding was $15.9 million. The aggregate intrinsic value of outstanding options that are exercisable was $9.3 million. We calculated the aggregate intrinsic value as the difference between the exercise price of the options and the closing price of common stock of $13.10 per share as of September 30, 2013.

Stock Based Compensation

We calculated employee stock-based compensation expense based on awards ultimately expected to vest reduced by estimated forfeitures. We estimate forfeitures at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Total stock-based compensation expense recognized was as follows (in thousands):

	NINE MONTHS ENDED SEPTEMBER 30,
	2012	2013
Research and development	$480	$661
General and administrative	757	893

Total	$1,237	$1,554

In February 2013, we amended stock options held by our former CEO to extend the post-termination exercise period for the former CEO’s outstanding vested options from 18 months to 20 months, which resulted in additional incremental stock-based compensation of $157,000 in the first quarter of 2013.

We estimated the fair value of each stock option using the Black-Scholes option-pricing model based on the date of grant of such stock option with the following weighted-average assumptions:

	NINE MONTHS ENDED SEPTEMBER 30,
	2012	2013
Expected term (years)	5.0-6.1	5.0-6.1
Expected volatility	85%	85%
Risk-free interest rate	0.6-1.1%	0.8-1.6%
Expected dividend yield	0%	0%

As of September 30, 2013, we had $4.6 million of total unrecognized compensation expense related to nonvested employee and director stock options that we expect to recognize over a weighted-average period of 2.9 years.

7. Stockholders’ Deficit

In October 2010, our stockholders approved the 2010 Equity Incentive Plan (the 2010 Plan). Upon approval of the 2010 Plan, shares in the 2002 Plan that had been reserved but not issued were reserved for issuance under the 2010 Plan. Since such approval, shares that would otherwise return to the 2002 Plan as a result of option cancellations or expirations are rolled into and are reserved for issuance under the 2010 Plan. No additional grants will be made under the 2002 Plan.

In addition, the number of shares of common stock available for issuance under the 2010 Plan will automatically increase on January 1 of each year for a period of ten years commencing on January 1, 2011, and ending on January 1, 2020, in an amount equal to 4% of the total number of shares of common stock outstanding (assuming the conversion to common stock of all convertible preferred stock) on December 31 of the preceding calendar year unless our Board of Directors acts prior to the first day of any calendar year to provide that there shall be no increase in the share reserve for such calendar year or that the increase in the share reserve for such calendar year shall be for a number of shares of common stock less than 4% of the total number of shares of common stock outstanding (assuming the conversion to common stock of all convertible preferred stock) on December 31 of the relevant calendar year.

Incentive stock options may be granted with an exercise price of not less than estimated fair value, and nonstatutory stock options may be granted with an exercise price of not less than 85% of the estimated fair value of the common stock on the date of grant. Stock options granted to a stockholder owning more than 10% of our voting stock must have an exercise price of not less than 110% of the estimated fair value of the common stock on the date of grant. Our Board of Directors determines the estimated fair value of our common stock. Stock options are granted with terms of up to ten years and generally vest over a period of four years.

The following table summarizes option activity under our stock plans and related information:

		OPTIONS OUTSTANDING
	NUMBER OF SHARES AVAILABLE FOR GRANT	NUMBER OF SHARES	WEIGHTED- AVERAGE EXERCISE PRICE PER SHARE
Balance at December 31, 2009	495,732	1,716,654	$3.32
Options authorized	81,301	—	—
Options granted	(382,746)	382,746	$6.89
Options exercised	—	(62,450)	$1.72
Options forfeited	19,097	(19,097)	$4.92
Options expired	21,340	(21,340)	$2.09

Balance at December 31, 2010	234,724	1,996,513	$4.06
Options authorized	427,328	—	—
Options granted	(448,443)	448,443	$8.36
Options exercised	—	(26,152)	$1.48
Options forfeited	206,157	(206,157)	$5.04
Options expired	21,264	(21,264)	$3.57

Balance at December 31, 2011	441,030	2,191,383	$4.92
Options authorized	428,375	—	—
Options granted	(526,134)	526,134	$5.78
Options exercised	—	(64,208)	$1.60
Options forfeited	32,611	(32,611)	$6.89
Options expired	75,467	(75,467)	$3.20

Balance at December 31, 2012	451,349	2,545,231	$5.17

Options exercisable		1,730,253	$4.43

As of December 31, 2012, options to purchase 2,504,448 shares of common stock were outstanding that are fully vested or expected to vest with a weighted-average exercise price of $5.17 per share and a weighted-average remaining contractual term of 6.6 years. As of December 31, 2012, the weighted-average remaining contractual term for options exercisable was 5.6 years. The aggregate intrinsic value of options outstanding was $2.7 million. The aggregate intrinsic value of options exercisable was $2.7 million. The aggregate intrinsic value was calculated as the difference between the exercise price of the options and the estimated fair value of $5.54 per share as of December 31, 2012.

Stock-Based Compensation

Effective March 2011, we amended the vesting conditions for two outstanding stock options with performance-based vesting criteria (the performance-based options). The original terms of the performance-based options provided that the options to two employees would partially vest in the event we enter into a definitive agreement for a strategic alliance or partnership with an upfront payment over $50 million. As amended, the terms of the performance-based options provide that the options would partially vest in the event we enter into one or more definitive agreements for strategic alliances or partnerships within a 12-month period with aggregate upfront payments over $50 million. As a result of the amendment, 80,649 unvested shares subject to the performance-based options vested and the modification resulted in total incremental stock-based compensation expense of $0.6 million that was recorded in 2011.

In August 2011, we entered into a separation agreement with our former President and Chief Executive Officer (former CEO) pursuant to which (i) we accelerated the vesting of 50% of certain outstanding nonvested options held by the former CEO upon separation, which resulted in stock-based compensation of $0.5 million, and (ii) the post-termination exercise period for all of the former CEO’s outstanding vested options were extended upon separation from 3 months to 18 months, which resulted in additional incremental stock-based compensation of $0.5 million.

Employee stock-based compensation expense recognized was calculated based on awards ultimately expected to vest and has been reduced for estimated forfeitures. Forfeitures are estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Total stock-based compensation expense recognized was as follows:

(in thousands)	YEARS ENDED DECEMBER 31
	2010	2011	2012
Research and development	$483	$668	$705
General and administrative	580	2,259	1,016

Total	$1,063	$2,927	$1,721

The fair value of each stock option was estimated using the Black-Scholes option-pricing model based on the date of grant of such stock option with the following assumptions:

	YEARS ENDED DECEMBER 31,
	2010	2011	2012
Expected term (years)	5.2-6.1	5.3-6.1	5.0-6.1
Expected volatility	80-85%	85%	85%
Risk-free interest rate	1.3-2.9%	1.3-2.6%	0.6-1.1%
Expected dividend yield	0%	0%	0%

The expected term of options granted represents the period of time that options granted are expected to be outstanding and was determined by calculating the midpoint between the date of vesting and the contractual life of each option. Volatility is based on the average historical volatility of a peer group of public companies over the past six years of trading. The peer group was selected on the basis of operational and economic similarity with our principal business operations. The risk-free interest rate for the expected term of the options is based on the U.S. Treasury yield curve with a maturity equal to the expected term of the option in effect at the time of grant. We have not paid, and do not anticipate paying, cash dividends on our shares of common stock; therefore, the expected dividend yield is zero.

The weighted-average grant-date fair value per share of stock options granted during the years ended December 31, 2010, 2011 and 2012, was $4.92, $6.03 and $4.06 per share, respectively. The total intrinsic value of options exercised during the years ended December 31, 2010, 2011 and 2012, was $303,000, $183,000 and 328,000, respectively. As of December 31, 2012, there was $3,476,000 of total unrecognized compensation expense related to nonvested employee and director stock options that is expected to be recognized over a weighted-average period of 2.6 years.